Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Wages and salaries	€ 11,568	€ 13,885	€ 12,772
Employee stock option plan	671	671	604
Social security contributions	2,289	2,710	2,527
Total employee benefits expense	14,528	17,266	15,903
MetallRente	65	66	61
German state plan
Personnel expense
Mandatory employer's contribution	€ 754	€ 889	€ 849